Borrowings - LIBOR linked borrowings (Details) $ in Millions	Jun. 30, 2021 USD ($)
Siguiri RCF ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65
Siguiri RCF ($65m) | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	8.50%
Siguiri RCF ($65m) | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 67
Siguiri RCF ($65m) | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	67
Siguiri RCF ($65m) | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Geita RCF ($143m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 143
Borrowings, adjustment to interest rate basis	6.70%
Geita RCF ($143m) | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	$ 72
Geita RCF ($143m) | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	72
Geita RCF ($143m) | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount	1,400
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Financial liabilities at amortised cost
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Undrawn borrowing facilities	1,400
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Financial liabilities at amortised cost | Repayable within one year
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Financial liabilities at amortised cost | Repayable within one to two years
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	0
Unsecured $150 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings maximum, Tanzanian Shilling facility	38
Undrawn borrowing facilities	$ 34
Tanzanian Shilling components of unsecured $150 million multicurrency facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.50%